Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 82,306	$ 76,538
Accounts receivable, net of allowance for doubtful accounts of $6,377 and $3,856 at December 31, 2014 and December 31, 2013, respectively	233,791	214,247
Deferred income tax assets	18,893	6,317
Prepaid expenses and other current assets	29,246	27,019
Total current assets	364,236	324,121
Property and equipment, net	244,153	269,470
Goodwill	1,702,569	1,502,434
Intangible assets, net	1,539,394	1,632,688
Other assets, net	20,312	19,169
Total assets	3,870,664	3,747,882
Current liabilities:
Accounts payable	16,399	8,367
Accrued expenses	175,206	131,149
Deferred revenues	10,518	10,881
Current portion of long-term debt	27,308	31,330
Total current liabilities	229,431	181,727
Long-term debt, excluding current portion	2,146,597	1,999,026
Deferred income tax liabilities	413,227	436,263
Tax receivable agreement obligations to related parties	163,983	150,496
Other long-term liabilities	$ 15,361	$ 11,824
Commitments and contingencies
Equity:
Common stock (par value, $.01), 100 shares authorized and outstanding at December 31, 2014 and December 31, 2013, respectively
Additional paid-in capital	$ 1,149,360	$ 1,139,375
Accumulated other comprehensive income (loss)	(1,955)	(1,343)
Accumulated deficit	(245,340)	(169,486)
Total equity	902,065	968,546
Total liabilities and equity	$ 3,870,664	$ 3,747,882